Derecognition And Offset Of Financial Instruments - Financial Assets Subject To Offset Enforceable Master Netting Agreements Or Similar Agreements (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	₩ 64,235,303	₩ 59,392,637
Gross amounts of recognized financial assets set off	37,619,358	32,933,133
Net amounts of consolidate financial assets presented	26,615,945	26,459,504
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	24,146,970	22,248,093
Cash collateral received and others	67,406	235,654
Net amounts	2,401,569	3,975,757
Derivative assets
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	6,145,354	10,333,766
Gross amounts of recognized financial assets set off	0	0
Net amounts of consolidate financial assets presented	6,145,354	10,333,766
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	10,260,476
Cash collateral received and others	67,406
Net amounts	2,128,320
Receivable spot exchange
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	6,310,848	5,585,127
Gross amounts of recognized financial assets set off	0	0
Net amounts of consolidate financial assets presented	6,310,848	5,585,127
Derivative assets and Receivable spot exchange
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		12,149,475
Cash collateral received and others		235,654
Net amounts		3,533,764
Bonds purchased under resale agreements
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	13,886,494	10,098,618
Gross amounts of recognized financial assets set off	0	0
Net amounts of consolidate financial assets presented	13,886,494	10,098,618
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	13,886,494	10,098,618
Cash collateral received and others	0	0
Net amounts	0	0
Uncollected domestic exchange settlement debits
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets		33,375,126
Gross amounts of recognized financial assets set off		32,933,133
Net amounts of consolidate financial assets presented		441,993
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others		0
Cash collateral received and others		0
Net amounts		₩ 441,993
Domestic exchange settlement debits
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	37,879,669
Gross amounts of recognized financial assets set off	37,606,420
Net amounts of consolidate financial assets presented	273,249
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	0
Cash collateral received and others	0
Net amounts	273,249
Receivables
Net financial assets subject to offsetting, enforceable master netting arrangements or similar agreements in statement of financial position [abstract]
Gross amounts of recognized financial assets	12,938
Gross amounts of recognized financial assets set off	12,938
Net amounts of consolidate financial assets presented	0
Related amounts not set off in the consolidated statement of financial position
Netting agreements and others	0
Cash collateral received and others	0
Net amounts	₩ 0